Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization and Business Operations

NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Navios Maritime Acquisition Corporation (“Navios Acquisition” or the “Company”) (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company’s strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term contracts. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by Navios Tankers Management Inc. (the “Manager”).

Navios Acquisition was incorporated in the Republic of the Marshall Islands on March 14, 2008. On July 1, 2008 , Navios Acquisition completed its initial public offering (“IPO”). On May 28, 2010, Navios Acquisition consummated the vessel acquisition which constituted its initial business combination. Following such transaction, Navios Acquisition commenced its operations as an operating company.

In November 2014, Navios Maritime Midstream Partners L.P. (“Navios Midstream”), a company formed as a subsidiary of Navios Acquisition, completed an IPO of its units in the United States and was listed on the NYSE under the symbol “NAP”. (Refer to Note 11, “Investment in affiliates”). Navios Midstream was a publicly traded master limited partnership, through December 13, 2018, which owned, operated and acquired crude oil tankers, refined petroleum product tankers, chemical tankers and liquefied petroleum gas tankers under long-term employment contracts.

On December 13, 2018, the Company completed the merger (the “Merger”) contemplated by the previously announced Agreement and Plan of Merger, (the “Merger Agreement”), dated as of October 7, 2018, by and among Navios Acquisition, its direct wholly-owned subsidiary NMA Sub LLC (“Merger Sub”), Navios Midstream and Navios Midstream Partners GP LLC (the “NAP General Partner”). Pursuant to the Merger Agreement, Merger Sub merged with and into Navios Midstream, with Navios Midstream surviving as a wholly-owned subsidiary of Navios Acquisition.

Under the terms of the transaction, Navios Acquisition acquired all of the outstanding publicly held common units of Navios Midstream though the issuance of 3,683,284 newly issued shares of Navios Acquisition common stock in exchange for the publicly held common units of Navios Midstream at an exchange ratio of 0.42 shares of Navios Acquisition for each Navios Midstream common unit. Following the Merger the results of operations of Navios Midstream are consolidated under Navios Acquisition.

On November 22, 2019, an agreement was reached to liquidate Navios Europe I. As a result of the liquidation, which was completed in December 2019 (“Liquidation of Navios Europe I), Navios Acquisition acquired five vessel owning companies.

In October 2019, Navios Acquisition completed a registered direct offering of 1,875,000 shares of its common stock at $ 8.00 per share, raising gross proceeds of $15,000. Total net proceeds of the above transactions, net of agents’ costs of $675 and offering costs of $957, amounted to $13,368.

On November 29, 2019, Navios Acquisition entered into a Continuous Offering Program Sales Agreement for the issuance and sale from time to time shares of Navios Acquisition’s common stock having an aggregate offering price of up to $25,000. The sales were being made pursuant to a prospectus supplement as part of a shelf registration statement which was set to expire in December 2019. Navios Acquisition went effective on a new shelf registration statement which was declared effective on December 23, 2019. Accordingly, an updated Continuous Offering Program Sales Agreement (the “Sales Agreement”) was entered into on December 23, 2019. As before, the updated Sales Agreement contains, among other things, customary representations, warranties and covenants by Navios Acquisition and indemnification obligations of the parties thereto as well as certain termination rights for such parties. As of December 31, 2020, since the program commencement, Navios Acquisition has issued 956,110 shares of common stock having received net proceeds of $5,334.

On April 21, 2020, an agreement was reached to liquidate Navios Europe II. As a result of the liquidation, which was completed in June 2020 (“Liquidation of Navios Europe II”), Navios Acquisition acquired seven vessel owning companies. The vessels are containerships and as of December 31, 2020 meet the criteria to be accounted for as assets held for sale.

As of December 31, 2020, Navios Maritime Holdings Inc. (“Navios Holdings”) had 29.4% of the voting power and 29.5% of the economic interest in Navios Acquisition.

As of December 31, 2020, Navios Acquisition had 16,559,481 shares of common stock outstanding.